CIRR-system	12 Months Ended
Dec. 31, 2023
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2023, concessionary loans outstanding amounted to Skr 174 million (year-end 2022: Skr 361 million) and operating profit for the program amounted to Skr -17 million for the period January-December 2023 (2022: Skr -19 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 1 million (2022: Skr 1 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2023	2022
Interest income	2,329	2,231
Interest expenses	-1,904	-2,012
Interest compensation	—	2
Foreign exchange effects	1	3
Profit before compensation to SEK	426	224
Administrative remuneration to SEK	-260	-236
Operating profit CIRR-system	166	-12
Reimbursement to (-) / from (+) the State	-166	12

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2023	Dec 31, 2022
Cash and cash equivalents	1	1
Loans	101,361	94,241
Derivatives	4,334	8,571
Other assets	179	218
Prepaid expenses and accrued revenues	1,711	1,597
Total assets	107,586	104,628

Liabilities	105,642	103,336
Derivatives	859	—
Accrued expenses and prepaid revenues	1,085	1,292
Total liabilities and equity	107,586	104,628

Commitments
Committed undisbursed loans	36,505	56,265